27 Other payables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Summary of other payables [line items]
Total future minimum lease payments	$ 357	$ 192
2021 [member]
Summary of other payables [line items]
Total future minimum lease payments	296	188
2022 [member]
Summary of other payables [line items]
Total future minimum lease payments	41	4
2023 [member]
Summary of other payables [line items]
Total future minimum lease payments	$ 20